PERIOD               09/30/08
FILER
         CIK         0001080944
         CCC         wjqh TYPE                 13F-HR
#x3x
FILER
SROS                 NONE
         NAME        Russell S. Tompkins
         PHONE       732-542-9191
TYPE                 13F-HR
PERIOD               09/30/08
FILER
         CIK         0001080944
         CCC         wjqh#x3x
SUBMISSION-CONTACT
         NAME                Russell S. Tompkins
         PHONE               732-542-9191

                             UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Osprey Partners Investment Management LLC
Address: 1040 Broad Street
         Shrewsbury, NJ  07702

13F File Number:   28-7808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and That it is understood that all required items, statements, Schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Managers:

Name:    Russell S. Tompkins
Title:   Managing Partner
Phone:   732-542-9191
Signature, Place, and Date of Signing:

    Russell S. Tompkins    Shrewsbury, New Jersey    October 21, 2008

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    100

Form 13F Information Table Value Total:    $151,796

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
99 Cents Only Stores           COM              65440K106      403    36750 SH       SOLE                    19250             17500
A.C. Moore Arts & Crafts, Inc  COM              00086t103     1109   176950 SH       SOLE                    97950             79000
ACE Limited                    COM              H0023R105      998    18445 SH       SOLE                     5350             13095
ADC Telecom., Inc              COM              000886309     1334   157875 SH       SOLE                    87375             70500
Abercrombie & Fitch  -Cl A     COM              002896207     1336    33875 SH       SOLE                     9675             24200
Acadia Realty Trust            COM              004239109      864    34175 SH       SOLE                    18975             15200
Allstate Corp                  COM              020002101     1351    29290 SH       SOLE                     8540             20750
American Express Co.           COM              025816109     2575    72690 SH       SOLE                    21140             51550
American International Group   COM              026874107      379   113895 SH       SOLE                    28815             85080
Apache Corp                    COM              037411105     2281    21875 SH       SOLE                     6785             15090
Applied Industrial Tech Inc    COM              03820C105     1297    48150 SH       SOLE                    26650             21500
Arkansas Best Corp             COM              040790107      689    20450 SH       SOLE                    11450              9000
Avery Dennison Corp            COM              053611109     1306    29360 SH       SOLE                     8640             20720
Bank of America Corp           COM              060505104     4632   132334 SH       SOLE                    40128             92206
Bank of the Ozarks             COM              063904106      281    10425 SH       SOLE                     5825              4600
Barnes Group Inc               COM              067806109     1101    54450 SH       SOLE                    30050             24400
Bolt Technology Corp           COM              097698104      521    36025 SH       SOLE                    19825             16200
Brady Corp                     COM              104674106     2348    66550 SH       SOLE                    36850             29700
Brightpoint, Inc               COM              109473405     2507   348250 SH       SOLE                   191950            156300
CISCO Systems Inc              COM              17275R102     1728    76590 SH       SOLE                    23290             53300
Cardinal Health, Inc           COM              14149Y108     2203    44700 SH       SOLE                    13030             31670
Carlisle Cos Inc               COM              142339100     1992    66460 SH       SOLE                    17700             48760
Checkpoint Systems Inc         COM              162825103     1041    55300 SH       SOLE                    30700             24600
Chesapeake Energy Corp         COM              165167107     1752    48860 SH       SOLE                    14960             33900
Ciber Inc                      COM              17163B102     2857   408719 SH       SOLE                   226683            182036
Cleco Corp                     COM              12561W105     1718    68025 SH       SOLE                    36825             31200
Comstock Resources Inc         COM              205768203      679    13575 SH       SOLE                     7575              6000
Conn's, Inc.                   COM              208242107      952    50875 SH       SOLE                    28175             22700
ConocoPhillips                 COM              20825c104     3665    50034 SH       SOLE                    16250             33784
Cooper Industries LTD Cl A     COM              G24182100     1551    38830 SH       SOLE                    12830             26000
Cowen Group, Inc.              COM              223621103      850   101750 SH       SOLE                    56350             45400
Dime Community Bancshares      COM              253922108     1181    77575 SH       SOLE                    42775             34800
Dollar Financial Corp          COM              256664103     1431    93000 SH       SOLE                    51400             41600
Dollar Tree, Inc               COM              256746108      874    24040 SH       SOLE                     7670             16370
Dow Chemical                   COM              260543103     2801    88125 SH       SOLE                    26815             61310
Dress Barn Inc                 COM              261570105      852    55725 SH       SOLE                    31025             24700
EMCOR Group, Inc               COM              29084Q100     2431    92350 SH       SOLE                    51150             41200
Embraer ADR                    COM              29081m102     1656    61310 SH       SOLE                    17740             43570
Ennis Inc                      COM              293389102     1836   118775 SH       SOLE                    65175             53600
Exxon Mobil Corp               COM              30231G102     3496    45020 SH       SOLE                    13480             31540
FelCor Lodging Tr Inc          COM              31430F101      376    52500 SH       SOLE                    28500             24000
First Industrial Realty        COM              32054K103     2012    70150 SH       SOLE                    38850             31300
Flushing Financial Corporation COM              343873105     1150    65700 SH       SOLE                    36400             29300
Foot Locker, Inc.              COM              344849104     2026   125400 SH       SOLE                    69400             56000
GMX Resources Inc              COM              38011m108      625    13075 SH       SOLE                     7275              5800
GlaxoSmithKline PLC - ADR      COM              37733w105     1975    45440 SH       SOLE                    13480             31960
Gulfport Energy Corp           COM              402635304     1068   106250 SH       SOLE                    58950             47300
H. B. Fuller Co.               COM              359694106      791    37925 SH       SOLE                    22125             15800
Halliburton Co                 COM              406216101     2460    75960 SH       SOLE                    23510             52450
Hartford Finl Svcs             COM              416515104      905    22080 SH       SOLE                     6760             15320
Herman Miller, Inc             COM              600544100     1319    53900 SH       SOLE                    29700             24200
Hewlett-Packard Co             COM              428236103     3117    67415 SH       SOLE                    18244             49171
Home Depot Inc                 COM              437076102     2182    84285 SH       SOLE                    22425             61860
Ingles Markets Inc- Cl A       COM              457030104     1899    83200 SH       SOLE                    45400             37800
Ingram Micro Inc  -Cl A        COM              457153104     2194   136540 SH       SOLE                    42020             94520
Interline Brands, Inc.         COM              458743101      806    49700 SH       SOLE                    27500             22200
Iowa Telecom Services Inc.     COM              462594201      438    23450 SH       SOLE                    12950             10500
J C Penney Co                  COM              708160106     1935    58050 SH       SOLE                    17250             40800
J P Morgan Chase & Co          COM              46625H100     2212    47365 SH       SOLE                    14325             33040
Jack in the Box Inc            COM              466367109     1468    69550 SH       SOLE                    38550             31000
Jarden Corporation             COM              471109108     2987   127395 SH       SOLE                    38685             88710
Jos. A. Bank Clothiers, Inc.   COM              480838101     1287    38300 SH       SOLE                    21900             16400
KB Home                        COM              48666K109      410    20850 SH       SOLE                    11650              9200
Kindred Healthcare, Inc.       COM              494580103     1658    60125 SH       SOLE                    33325             26800
LHC Group, Inc.                COM              50187a107      820    28775 SH       SOLE                    15875             12900
LSB Industries, Inc.           COM              502160104      608    43875 SH       SOLE                    24375             19500
LaSalle Hotel Properties       COM              517942108      942    40400 SH       SOLE                    22200             18200
M.D.C. Holdings Inc            COM              552676108      697    19050 SH       SOLE                    10550              8500
MGE Energy, Inc                COM              55277p104     1282    36075 SH       SOLE                    20075             16000
Marlin Business Services Corp. COM              571157106     1341   158125 SH       SOLE                    86525             71600
Merrill Lynch & Co Inc         COM              590188108     1931    76310 SH       SOLE                    22980             53330
Mobile Mini Inc                COM              60740F105     1449    74975 SH       SOLE                    41675             33300
Montpelier Re Holdings Ltd.    COM              g62185106     1329    80500 SH       SOLE                    44800             35700
NCI Building Systems Inc       COM              628852105     1130    35575 SH       SOLE                    19675             15900
New Alliance Bancshares, Inc.  COM              650203102     1450    96475 SH       SOLE                    53775             42700
Nokia Corp -ADR                COM              654902204     2363   126710 SH       SOLE                    38190             88520
Oppenheimer Holdings Inc.      COM              683797104      721    29025 SH       SOLE                    16025             13000
PPG Industries Inc             COM              693506107     3116    53430 SH       SOLE                    14190             39240
Prestige Brands Holdings Inc.  COM              74112d101      396    44625 SH       SOLE                    24625             20000
Qlogic Corp                    COM              747277101     1491    97075 SH       SOLE                    52675             44400
Rent-A-Center, Inc             COM              76009N100      841    37740 SH       SOLE                    11610             26130
Republic Airways Holdings, Inc COM              760276105     1123   110175 SH       SOLE                    60075             50100
SUPERVALU INC.                 COM              868536103     1388    63950 SH       SOLE                    18000             45950
SWS Group, Inc.                COM              78503n107     2940   145850 SH       SOLE                    81550             64300
Smithfield Foods Inc           COM              832248108      943    59410 SH       SOLE                    17960             41450
Spartan Stores, Inc.           COM              846822104      447    17975 SH       SOLE                     9975              8000
Steiner Leisure Limited        COM              P8744Y102     1594    46350 SH       SOLE                    25650             20700
Super Micro Computer, Inc      COM              86800u104     1626   180475 SH       SOLE                    99975             80500
Trustmark Corp                 COM              898402102     1025    49425 SH       SOLE                    27425             22000
United Rentals, Inc            COM              911363109     1195    78400 SH       SOLE                    43302             35098
United Stationers Inc          COM              913004107      821    17175 SH       SOLE                     9575              7600
Universal Forest Prods Inc     COM              913543104      895    25650 SH       SOLE                    14150             11500
Verizon Comm. Inc              COM              92343V104     1970    61377 SH       SOLE                    17508             43869
WGL Holdings Inc               COM              92924F106     2046    63050 SH       SOLE                    34850             28200
Wells Fargo & Co               COM              949746101     2241    59700 SH       SOLE                    18210             41490
Wesco International, Inc.      COM              95082P105     1775    55170 SH       SOLE                    15960             39210
Whitney Holding Corp           COM              966612103     1858    76600 SH       SOLE                    42500             34100
World Acceptance Corp          COM              981419104     1627    45200 SH       SOLE                    25100             20100
Worthington Industries         COM              981811102     1049    70200 SH       SOLE                    38200             32000
XL Capital Ltd Cl-A            COM              g98255105     1166    64975 SH       SOLE                    16825             48150

Total                                                        151796